Stock Options and Warrants - Summary of Warrant Activity (Details) - Warrants [Member] - $ / shares	12 Months Ended
	Dec. 31, 2014	Dec. 31, 2013
Number of Shares Issuable Under Warrants, Beginning Balance	407,904	1,557,980
Number of Shares Issuable Under Warrants, Shares Issued	8,495,444	798,872
Number of Shares Issuable Under Warrants, Exchanged for shares		(1,948,948)
Number of Shares Issuable Under Warrants, Ending Balance	8,903,348	407,904
Weighted Average Exercise Price, Beginning Balance	$ 3.35	$ 4.16
Weighted Average Exercise Price, Issued	2.05	3.80
Weighted Average Exercise Price, Exchanged for shares		4.02
Weighted Average Exercise Price, Ending Balance	$ 2.06	$ 3.35
Weighted Remaining Life (Years)	4 years 6 months 26 days	3 years 5 months 5 days